TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

Transamerica ClearTrack® 2015

Transamerica ClearTrack® 2020

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Effective as of the close of business on February 11, 2025, Transamerica ClearTrack® 2015 and Transamerica ClearTrack® 2020 (each a “fund”) will be closed to all investments.

The following sentence will be added to the end of the “Purchase and Sale of Fund Shares” section of each fund’s Prospectus and Summary Prospectus:

“The fund is closed to all investments.”

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Investors Should Retain this Supplement for Future Reference

February 11, 2025